Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Lincoln Funds Trust
Entity Central Index Key	0002015799
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000250823
Shareholder Report [Line Items]
Fund Name	Lincoln Inflation Plus Fund
Class Name	Class A
Trading Symbol	LFTAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Lincoln Inflation Plus Fund for the period of October 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.
Additional Information Phone Number	866-436-8717
Additional Information Website	www.lincolnfinancial.com/lft
Expenses [Text Block]

What were the Fund costs for October 1, 2024 (commencement of operations) through January 31, 2025?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45Footnote Reference*	1.35%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the last six months.
Footnote^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	1.35%
AssetsNet	$ 9,904,442
Holdings Count | Holding	129
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$9,904,442 # of Portfolio Holdings129 Portfolio Turnover Rate98%
Holdings [Text Block]
Short-Term Investments	35.1%
Sovereign Bonds	33.1%
Exchange-Traded Fund	7.6%
Supranational Banks	6.7%
U.S. Treasury Obligations	6.7%
Common Stock	5.7%
Corporate Bond	2.3%
Money Market Fund	0.0%
Other	2.8%

Largest Holdings [Text Block]
Canada	3.5%
United Kingdom	0.7%
South Africa	0.6%
United States	0.6%
Australia	0.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.lincolnfinancial.com/lft
C000250824
Shareholder Report [Line Items]
Fund Name	Lincoln Inflation Plus Fund
Class Name	Class I
Trading Symbol	LFTEX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Lincoln Inflation Plus Fund for the period of October 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.
Additional Information Phone Number	866-436-8717
Additional Information Website	www.lincolnfinancial.com/lft
Expenses [Text Block]

What were the Fund costs for October 1, 2024 (commencement of operations) through January 31, 2025?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36Footnote Reference*	1.10%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the last six months.
Footnote^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	1.10%
AssetsNet	$ 9,904,442
Holdings Count | Holding	129
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$9,904,442 # of Portfolio Holdings129 Portfolio Turnover Rate98%
Holdings [Text Block]
Short-Term Investments	35.1%
Sovereign Bonds	33.1%
Exchange-Traded Fund	7.6%
Supranational Banks	6.7%
U.S. Treasury Obligations	6.7%
Common Stock	5.7%
Corporate Bond	2.3%
Money Market Fund	0.0%
Other	2.8%

Largest Holdings [Text Block]
Canada	3.5%
United Kingdom	0.7%
South Africa	0.6%
United States	0.6%
Australia	0.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.lincolnfinancial.com/lft
C000250825
Shareholder Report [Line Items]
Fund Name	Lincoln U.S. Equity Income Maximizer Fund
Class Name	Class A
Trading Symbol	LFTOX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Lincoln U.S. Equity Income Maximizer Fund for the period of October 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.
Additional Information Phone Number	866-436-8717
Additional Information Website	www.lincolnfinancial.com/lft
Expenses [Text Block]

What were the Fund costs for October 1, 2024 (commencement of operations) through January 31, 2025?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45Footnote Reference*	1.32%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the last six months.
Footnote^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	1.32%
AssetsNet	$ 15,859,967
Holdings Count | Holding	94
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$15,859,967 # of Portfolio Holdings94 Portfolio Turnover Rate6%
Holdings [Text Block]
Common Stock	96.7%
Money Market Fund	0.0%
Options	(0.1%)
Other	3.4%

Largest Holdings [Text Block]
Software	10.6%
Semiconductors & Semiconductor Equipment	10.2%
Interactive Media & Services	7.1%
Technology Hardware, Storage & Peripherals	7.0%
Banks	5.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.lincolnfinancial.com/lft
C000250826
Shareholder Report [Line Items]
Fund Name	Lincoln U.S. Equity Income Maximizer Fund
Class Name	Class I
Trading Symbol	LFTPX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Lincoln U.S. Equity Income Maximizer Fund for the period of October 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.
Additional Information Phone Number	866-436-8717
Additional Information Website	www.lincolnfinancial.com/lft
Expenses [Text Block]

What were the Fund costs for October 1, 2024 (commencement of operations) through January 31, 2025?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37Footnote Reference*	1.07%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the last six months.
Footnote^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	1.07%
AssetsNet	$ 15,859,967
Holdings Count | Holding	94
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$15,859,967 # of Portfolio Holdings94 Portfolio Turnover Rate6%
Holdings [Text Block]
Common Stock	96.7%
Money Market Fund	0.0%
Options	(0.1%)
Other	3.4%

Largest Holdings [Text Block]
Software	10.6%
Semiconductors & Semiconductor Equipment	10.2%
Interactive Media & Services	7.1%
Technology Hardware, Storage & Peripherals	7.0%
Banks	5.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.lincolnfinancial.com/lft